4. Financing Receivables (Details-Development Loan Portfolio) (Pennsylvania [Member], Real Estate Development [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 number	Dec. 31, 2013 number
Pennsylvania [Member] | Real Estate Development [Member]
Real estate development loan portfolio summary
Number of borrowers	1	1
Number of loans	3	3
Value of collateral	$ 5,997	$ 5,275
Commitment amount	4,903	4,750
Amount outstanding	4,748	4,364
Loan to value ratio	79.00%	83.00%
Unrecognized loan fee	$ 1,000	$ 1,000